Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Amounts Offset and Not Offset in the Consolidated Balance Sheet

(Canadian $ in millions)							2022
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	116,309	3,115	113,194	11,757	99,736	4	1,697
Derivative instruments	48,494	334	48,160	31,878	3,282	3,201	9,799
	164,803	3,449	161,354	43,635	103,018	3,205	11,496

Financial Liabilities
Derivative instruments	60,290	334	59,956	31,878	7,212	8,843	12,023
Securities lent or sold under repurchase agreements	107,078	3,115	103,963	11,757	91,494	176	536
	167,368	3,449	163,919	43,635	98,706	9,019	12,559

							2021
Financial Assets
Securities borrowed or purchased under resale agreements	108,799	1,417	107,382	15,779	90,389	9	1,205
Derivative instruments	37,054	341	36,713	20,952	2,377	4,823	8,561
	145,853	1,758	144,095	36,731	92,766	4,832	9,766

Financial Liabilities
Derivative instruments	31,156	341	30,815	20,952	1,865	1,906	6,092
Securities lent or sold under repurchase agreements	98,973	1,417	97,556	15,779	81,411	108	258
	130,129	1,758	128,371	36,731	83,276	2,014	6,350

(1)	Financial assets received/pledged as collateral are disclosed at fair value and are limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.